Royalty interests (Details 1) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Royalty, stream and other interests, carrying amount	$ 50,779	$ 37,984
Australia [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	42,591	30,452
USA [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	2,166	2,210
South Africa
Statement [Line Items]
Royalty, stream and other interests, carrying amount	1,151	1,915
Brazil
Statement [Line Items]
Royalty, stream and other interests, carrying amount	564	604
Canada
Statement [Line Items]
Royalty, stream and other interests, carrying amount	2,757	2,757
Peru
Statement [Line Items]
Royalty, stream and other interests, carrying amount	46	$ 46
Mali
Statement [Line Items]
Royalty, stream and other interests, carrying amount	$ 1,504